AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 25 ,1998

                                                   1933 Act File No. 33-61314
                                                   1940 Act File No. 811-7654


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                             SECURITIES ACT OF 1933         [x]
                         POST-EFFECTIVE AMENDMENT NO. 6     [x]
                                     and/or
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 7            [x]

                    The Wright Managed Blue Chip Series Trust
              ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
                -------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-482-8260
                                ----------------
                         (Registrant's Telephone Number)

                                 Alan R. Dynner
                 24 Federal Street, Boston, Massachusetts 02110
                 -----------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately  upon filing  pursuant to paragraph (b)
[ ]On (date) pursuant to paragraph  (a)(1)
[ ] On May 1, 1998  pursuant to paragraph (b)
[x]75 days after filing  pursuant  to  paragraph  (a)(2)
[ ] 60 days  after  filing  pursuant  to paragraph (a)(1)
[ ]On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:


 Cross Reference Sheet required by Rule 481(a) under Securities Act of 1933.

                  Part A   -   The Prospectus of
                                   Catholic Values Equity Investment Portfolio

                  Part B   -   The Statement of Additional Information of
                                   Catholic Values Equity Investment Portfolio


                  Part C   -   Other Information

                  Signatures

                  Exhibit Index required by Rule 483(a) under the Securities Act of 1933

                  Exhibits

     This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any other Series of the Registrant.

                    The Wright Managed Blue Chip Series Trust

              Cross Reference Sheet Showing Location in Prospectus
                     and Statement of Additional Information
            of Information Required by Items of the Registration Form


FORM N-1A                                                         LOCATION IN PROSPECTUS OR
ITEM NUMBER AND CAPTION                                           STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------------------------------------------------------------


   1.  Cover Page............................................... Prospectus - Cover Page

   2.  Synopsis................................................. Not Applicable

   3.  Condensed Financial Information.......................... Not Applicable

   4.  General Description of Registrant........................ Prospectus - The Portfolio's Investment Objectives and Policies;
                                                                 Other information about the Trust; The Investment Adviser;
                                                                 Investment Committee and Catholic Advisory Board;
                                                                 The Administrator

   5.  Management of the Trust.................................. Prospectus - The Investment Adviser; Investment Committee and
                                                                 Catholic Advisory Board; The Administrator

  5a.  Management's Discussion of Fund Performance.............. Not Applicable

   6.  Capital Stock and Other Securties........................ Prospectus - The Portfolio's Investment Objectives and Policies;
                                                                 How the Portfolio Values its Shares

   7.  Purchase of Securities Being Offered....................  Prospectus - How the Portfolio Values its Shares; Distribution and
                                                                 Taxation; How to Purchase and Redeem Shares


   8.  Redemption or Repurchase................................. Prospectus - How to Purchase and Redeem Shares

   9.  Pending Legal Proceedings................................ Not Applicable

  10.  Cover Page............................................... Statement of Additional Information - Cover Page

  11.  Table of Contents........................................ Statement of Additional Information - Cover Page

  12.  General Information and History.......................... Statement of Additional Information - Cover Page; Additional
                                                                 Information about the Trust

  13.  Investment Objectives and Policies....................... Statement of Additional Information - Additional Investment
                                                                 Information; Investment Restrictions

  14.  Management of the Trust.................................. Statement of Additional Information - Trustees, Officers and the
                                                                 Catholic Advisory Board

  15.  Control Persons and Principal Holders of Securities...... Statement of Additional Information - Control Persons and Principal
                                                                 Holders of Shares

  16.  Investment Advisory and Other Services................... Statement of Additional Information - Investment Advisory and
                                                                 Administrative Services

  17.  Brokerage Allocation and Other Practices................. Statement of Additional Information - Brokerage Allocation

  18.  Capital Stock and Other Securities....................... Statement of Additional Information - Additional Information about the Trust; Pricing of Shares

  19.  Purchase Redemption and Pricing of Securities Being
        Offered.................................................Statement of Additional Information - Pricing of Shares


  20.  Tax Status............................................... Statement of Additional Information - Taxes

  21.  Underwriters............................................. Not Applicable

  22.  Calculation of Performance Data.......................... Statement of Additional Information - Calculation of Performance
                                                                 and Yield Quotations

  23.  Financial Statements..................................... Not Applicable

P R O S P E C T U S                                      September 15, 1998

===============================================================================

                   Catholic Values Equity Investment Portfolio

     A managed investment portfolio seeking long-term growth of capital and reasonable current income

===============================================================================

                                   a series of
                    The Wright Managed Blue Chip Series Trust

     Catholic Values Equity Investment Portfolio (the "Portfolio"), a series of the Wright Managed Blue Chip Series Trust (the "Trust"), is a funding vehicle for variable insurance contracts (the "Contracts") to be offered by participating insurance companies. Shares of the Portfolio will be offered exclusively to the separate accounts (the "Accounts") of participating insurance companies. The terms and conditions of the Contracts and any limitations upon portfolios in which Accounts may invest are set forth in a separate prospectus. The Portfolio reserves the right to limit in the future the types of Accounts that may invest in Portfolio shares.
     Participating insurance companies are the record holders and the owners of each Portfolio share. Within the limitations set forth in the appropriate Contract, Contractholders may direct through a participating insurance company the allocation of amounts available for investment under their Contracts in the Portfolio. Instructions for any such allocation, or the purchase or redemption of the shares of the Portfolio, must be made by a participating insurance company as the record holder of the Portfolio's shares. The rights of a participating insurance company as the record holder and the owner of shares of the Portfolio are different from the rights of a Contractholder. The term "shareholder" in this Prospectus refers to a participating insurance company and not to the Contractholder.
     This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference.
     A Statement of Additional Information dated September 15, 1998 for the Portfolio has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement is available without charge from Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604 (888-974-9471). In addition, the Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Portfolio.
     Shares of the Portfolio are not deposits or obligations of, or endorsed or guaranteed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Portfolio involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

                       Table of Contents
   The Portfolio's Investment Objective and Policies........   2
   Other Investment Policies................................   3
   The Investment Adviser...................................   5
   Investment Committee and Catholic Advisory Board.........   7
   The Administrator........................................   8
   How the Portfolio Values its Shares......................   9
   How to Purchase and Redeem Shares........................   9
   Distribution and Taxation................................  10
   Performance Information..................................  11
   Other Information About the Trust........................  11

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Portfolio's Investment Objective And Policies

     The Portfolio's objective is long-term growth of capital and reasonable current income. Reasonable current income means that amount of income that can be achieved, consistent with the Portfolio's goal of long-term growth of capital, from a predominantly equity portfolio.

     The Portfolio will, through continuous supervision by Wright Investors' Service, Inc. ("Wright" or the "Advisor") and the Catholic Advisory Board, pursue its objective by investing in a broadly diversified portfolio consisting primarily of equity securities of high-quality, well-established and profitable U.S. and non-U.S. companies that offer products or services and undertake activities that are consistent with the core teachings of the Catholic Church.

     How Investments are Selected. Securities selected for the Portfolio are drawn from investment lists prepared by Wright and known as The Approved Wright Investment List (the "AWIL") and The International Approved Wright Investment List (the "International AWIL"). Securities drawn from these Investment Lists will be reviewed for compliance with the core teachings of the Catholic Church by the Catholic Advisory Board, which is appointed by the Board of Trustees of the Trust (the "trustees") and is made up of prominent lay members of the Catholic Church.

     The Approved Wright Investment Lists (AWIL and International AWIL). Wright systematically reviews about 5,200 U.S. companies and about 12,500 non-U.S. companies in The Worldscope(R) database which it developed. This review first identifies those companies which, on the basis of at least five years of audited records, meet the minimum standards of prudence (e.g., the value of the company's assets and shareholders' equity exceeds certain minimum standards and its operations have been profitable during the last three years) and thus are suitable for consideration by fiduciary investors. Companies meeting these requirements (about 2,300 companies) are considered by Wright to be suitable for prudent investment. They may be large or small, may have their securities traded on exchanges or over the counter and may include companies not currently paying dividends on their shares.

     These approximately 2,300 companies are then subjected to extensive analysis and evaluation in order to identify those which meet Wright's 32 fundamental standards of Investment Quality. Only those companies which meet or exceed all of these standards (a subset of the 2,300 companies considered suitable for prudent investment) are eligible for selection by the Wright Investment Committee for inclusion in the Investment Lists. See the Statement of Additional Information for a more detailed description of Wright Quality Ratings and the Investment Lists.

     All companies on the Investment Lists are, in the opinion of Wright, soundly financed with established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets for their publicly owned shares. The companies on the Investment Lists will be referred to in this prospectus as "Blue Chips."

     The Catholic Advisory Board. The Catholic Advisory Board assures that the Portfolio's investments are consistent with Catholic values. Each member of the Board is involved in various Catholic organizations and activities and is in contact with numerous Catholic institutions and Catholic clergy. Using the best publicly available information obtainable by Wright, the Catholic Advisory Board will identify those companies recommended by Wright whose products, services and/or activities are substantially consistent with core Catholic Church teachings. In addition, information received from shareholders, secondary materials, and general input from interested sources is consistently reviewed and evaluated. The result is continuous dialogue, continuous information input, continuous review, and thus continuous evaluation. It is believed that independent thinking and independent information support a portfolio that adheres to Catholic doctrine while balancing changes in the market place, changes in informational input, and changes in value systems. Thus, the Portfolio combines Catholic values with investment values.

     The Catholic Advisory Board will have sole discretion to determine which companies meet the Portfolio's religious criteria. Wright will be solely responsible for evaluating the investment merits of the Portfolio's holdings. When a company is found not to be in compliance with core Catholic teachings, Wright is asked to remove it from the Portfolio's holdings. This policy may cause the Portfolio to dispose of a security at a time when it may be disadvantageous from an investment viewpoint to do so.

     Because the Portfolio will consider for investment only securities which meet the Portfolio's investment and religious criteria, the return on securities chosen may be lower than if the Portfolio considered only investment criteria when selecting investments.
However, Wright does not expect there will be a material effect on the performance.

     Primary Investments. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in equity securities of Blue Chip companies, including common stocks, preferred stocks, warrants and securities convertible into stock. As a matter of nonfundamental policy, it is expected that the Portfolio will normally be fully invested in equity securities. However, the Portfolio may invest up to 20% of its net assets in the short-term debt securities described under "Defensive and Certain Short-Term Investments." In addition, for temporary defensive purposes the Portfolio may hold cash or invest more than 20% of its net assets in these short-term debt securities.


Other Investment Policies

     The Portfolio has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may be changed only by the vote of a majority of the Portfolio's outstanding voting securities.

     Foreign Investments. The Portfolio may invest up to 30% of its total assets in equity securities of foreign companies that are on the International AWIL and that are traded on a securities market of the country in which the company is located or other foreign securities exchanges. In addition, the Portfolio may purchase securities in the form of American Depositary Receipts ("ADRs") or similar securities representing interests in an underlying foreign security. ADRs are not necessarily denominated in the same currency as the underlying foreign securities. If an ADR is not sponsored by the issuer of the underlying foreign security, the institution issuing the ADR may have reduced access to information about the issuer.

     Investments in foreign securities involve risks in addition to those associated with investments in the securities of U.S. issuers. These risks include less publicly available financial and other information about foreign companies; less rigorous securities regulation; the potential imposition of currency controls, foreign withholding and other taxes; and war, expropriation or other adverse governmental actions. Foreign equity markets may be less liquid than United States markets and may be subject to delays in the settlement of portfolio transactions. Brokerage commissions and other transaction costs in foreign markets tend to be higher than in the United States. The value of foreign securities denominated in a foreign currency will vary in accordance with changes in currency exchange rates, which can be volatile. In addition, the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. These considerations generally are of greater concern in developing countries.

     Warrants and Convertible Securities. The Portfolio may invest up to 5% of its net assets in warrants. Warrants acquired by the Portfolio will entitle it to buy common stock at a specified price and time. The Portfolio may invest up to 5% of its net assets in convertible securities. Convertible debt securities and convertible preferred stock entitle the Portfolio to acquire the issuer's stock by exchange or purchase at a predetermined rate.

     Borrowing; Portfolio Securities Loans. The Portfolio may borrow for temporary or emergency purposes in an amount up to one-third of the Portfolio's total assets. The Portfolio may lend portfolio securities with a value up to 30% of its total assets to enhance its income. Each loan must be fully collateralized by cash or other liquid assets. The Portfolio may pay reasonable fees in connection with securities loans. Wright will evaluate the creditworthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers.

     Diversification. The Portfolio is diversified and therefore may not, with respect to 75% of its total assets, (1) invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government securities, or
(2) acquire more than 10% of the outstanding voting securities of any one issuer. The Portfolio will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry.

     Illiquid Securities. The Portfolio may purchase restricted securities, including those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper sold in reliance on Section 4(2) of the Securities Act. The trustees will monitor the Portfolio's investments in these securities, focusing on certain factors, including valuation, liquidity and availability of information. The trustees may adopt guidelines and delegate to Wright the daily monitoring and determination of the liquidity of restricted securities. Purchases of restricted securities, other than liquid Rule 144A securities and
Section 4(2) commercial paper, are subject to an investment restriction limiting all the Portfolio's illiquid securities to not more than 15% of the Portfolio's net assets. Illiquid securities include repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities.

     Defensive and Certain Short-Term Investments. Under normal market conditions up to 20% of the Portfolio's net assets or, during periods of unusual market conditions, when Wright believes that investing for temporary defensive purposes is appropriate, all or any portion of the Portfolio's assets may be held in cash, money market instruments or other short-term obligations. These include short-term obligations issued or guaranteed as to interest and principal by the U.S. Government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities); and U.S. dollar denominated, high quality commercial paper, short-term corporate obligations, other debt instruments, certificates of deposit, bankers' acceptances and time deposits of domestic and foreign banks. The Portfolio may invest in instruments and obligations of banks that have other relationships with the Fund, Wright or Eaton Vance. No preference will be shown towards investing in banks which have such relationships.

     The prices of fixed income securities vary inversely with interest rates. Therefore, the value of the Portfolio's investments in convertible securities and short-term obligations will decline when interest rates are rising. The investment objective and, unless otherwise indicated, policies of the Portfolio may be changed by the trustees without a vote of the Portfolio's shareholders. The Portfolio is not a complete investment program and there is no assurance that the Portfolio will achieve its investment objective. The market price of securities held by the Portfolio and the net asset value of the Portfolio's shares will fluctuate in response to stock market developments and currency exchange rate fluctuations.


The Investment Adviser

     The Portfolio has engaged Wright to act as its investment adviser pursuant to its Investment Advisory Contract. Wright, acting under the general supervision of the trustees, furnishes the Portfolio with investment advice and management services. The trustees are responsible for the general oversight of the conduct of the Portfolio's business. Wright is a wholly-owned subsidiary of The Winthrop Corporation ("Winthrop"). The estate of John Winthrop Wright is a controlling shareholder of Winthrop and Wright.

     Wright is a leading independent international investment management and advisory firm which, together with its parent, Winthrop, has more than 30 years of experience. Its staff of over 125 people includes a highly respected team of economists, investment experts and research analysts. Wright manages assets for bank trust departments, corporations, unions, municipalities, eleemosynary institutions, professional associations, institutional investors, fiduciary organizations, family trusts and individuals as well as mutual funds. Wright originated one of the world's largest and most complete databases, Worldscope(R), with financial information on 17,700 domestic and international corporations. At the end of 1997, Wright managed approximately $4 billion of assets.

     Under the Portfolio's Investment Advisory Contract, the Portfolio is required to pay Wright a monthly advisory fee at the annual rates (as a percentage of average daily net assets) set forth in the table below.

                            ANNUAL ADVISORY FEE RATES

                 Under                 $500 Million                   Over
             $500 Million              to $1 Billion               $1 Billion
            --------------             -------------               ----------

               0.75%                      0.73%                      0.68%


     Wright has agreed not to impose a portion of its management fee and to make other arrangements, if necessary, to limit other expenses of the Portfolio to the extent required to reduce operating expenses to 1.50% of average daily net assets. This agreement is voluntary and temporary and may be revised or terminated by Wright at any time with or without notice to shareholders.

     Pursuant to the Investment Advisory Contract, Wright also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio.

The Portfolio is responsible for the payment of all expenses relating to its operations other than those expressly stated to be payable by Wright under its Investment Advisory Contract.

     Wright places the portfolio security transactions for the Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments and other advisory accounts. Wright seeks to execute the Portfolio's security transactions on the most favorable terms and in the most effective manner possible. Subject to the foregoing, Wright may consider sales of shares of the Portfolio or of other investment companies sponsored by Wright as a factor in the selection of broker-dealer firms to execute such transactions.

     Wright is also the investment adviser to the other portfolios in the Trust; certain of the Funds in The Wright Managed Equity Trust and The Wright Managed Income Trust; all the funds in The Wright EquiFund Equity Trust (collectively, the "Wright Funds"); Catholic Values Investment Trust and the portfolios in The Wright Blue Chip Master Portfolio Trust. Additional information may be obtained from the website maintained by Wright (http://www.wrightinvestors.com).

     Like most mutual funds, the Portfolio relies on computers in conducting daily business and processing information. There is concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. The Investment Adviser and Eaton Vance Management (Eaton Vance" or the "Administrator") are taking steps that they believe are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Portfolio that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolio or its shareholders.


     Since May 1, 1997, the Adviser has been providing investment management services to another mutual fund, Catholic Values Investment Trust Equity Fund ("CVIT Fund"), whose investment objective and policies are substantially identical to those of the Portfolio. Performance of CVIT Fund is not that of the Portfolio, is not a substitute for the Portfolio's performance and does not predict the Portfolio's performance, which may be greater or less than that of CVIT Fund. For the periods shown, the performance of the CVIT Fund was as follows:

                Catholic Values Investment Trust Equity Portfolio

                   One                              Life of
                   Year (1)                         CVIT Fund (2)

                  ------%                            ------%


(1) From June 30, 1997

(2) From inception on May 1, 1997

Investment Committee and Catholic Advisory Board

Investment Committee

     An Investment Committee of eight officers of Wright, all of whom are experienced analysts, exercises disciplined direction and control over all purchases and sales of securities, policies and procedures for the Portfolio. The members of the Investment Committee are as follows:

     Peter M. Donovan, CFA, President and Chief Executive Officer of Wright. Mr. Donovan received a BA Economics from Goddard College and joined Wright from Jones, Kreeger & Co., Washington, D.C. in 1966. Mr. Donovan is the president of The Wright Managed Income Trust, The Wright Managed Equity Trust, The Wright Managed Blue Chip Series Trust, The Wright EquiFund Equity Trust, Catholic Values Investment Trust and The Wright Blue Chip Master Portfolio Trust. He is also director of Aetna Master Fund, a Luxembourg SICAV. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     Judith R. Corchard, Chairman of the Investment Committee, Executive Vice President - Investment Management of Wright. Ms. Corchard attended the University of Connecticut and joined Wright in 1960. Ms. Corchard is also a member of the New York Society of Security Analysts, the Hartford Society of Financial Analysts, and AIMR. She is a vice president and trustee of The Wright Managed Income Trust, The Wright Managed Equity Trust, The Wright Managed Blue Chip Series Trust, The Wright EquiFund Equity Trust, Catholic Values Investment Trust and The Wright Blue Chip Master Portfolio Trust.

     Jatin J. Mehta, CFA, Chief Investment Officer - U.S. Equities of Wright. Mr. Mehta received a BS Civil Engineering from University of Bombay, India and an MBA from the University of Bridgeport. Before joining Wright in 1969, Mr. Mehta was an executive of the Industrial Credit Investment Corporation of India, a World Bank agency in India for financial assistance to private industry. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     Harivadan K. Kapadia, CFA, Senior Vice President - Investment Analysis and Information of Wright. Mr. Kapadia received a BA (hon.) Economics and Statistics and MA Economics from University of Baroda, India and an MBA from the University of Bridgeport. Before joining Wright in 1969, Mr. Kapadia was Assistant Lecturer at the College of Engineering and Technology in Surat, India and Lecturer, at the B.J. College of Commerce, VVNagar, India. He has published the textbooks:
"Elements of Statistics," "Statistics," "Descriptive Economics," and "Elements of Economics." He was appointed Adjunct Professor at the Graduate School of Business, Fairfield University in 1981. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     Michael F. Flament, CFA, Senior Vice President - Investment and Economic Analysis of Wright. Mr. Flament received a BS Mathematics from Fairfield University; an MA Mathematics from University of Massachusetts and an MBA Finance from the University of Bridgeport and joined Wright in 1972. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     James P. Fields, CFA, Senior Vice President and Investment Officer of Wright. Mr. Fields received a BS Accounting from Fairfield University and an MBA Finance from Pace University. He joined Wright in 1982 and is also a member of the New York Society of Security Analysts.

     Amit S. Khandwala, Senior Vice President - International Investments of Wright. Mr. Khandwala received a BS (Economics, Accounting, International Business and Computers) from University of Bombay, India, and an MBA (Investments, Corporate Finance, International Finance & International Marketing) from the University of Hartford. Mr. Khandwala has taught in the Executive MBA Program at the University of Hartford Business School and his research on ADRs has been published in The Journal of Portfolio Management. He was involved in establishing the Stamford Society of Securities Analysts and is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts. He joined Wright in 1986.

     Charles T. Simko, Jr., Vice President - Investment Research of Wright. Mr. Simko received a BS in Mathematics from Fairfield University. He joined Wright in 1985.


Catholic Advisory Board

     The Catholic Advisory Board consults with the Adviser in order to avoid investing in the securities of any issuer whose products and/or activities are inconsistent with core Catholic Church teachings. The members of the Catholic Advisory Board are as follows:

     Thomas P. Melady, Chairman, former U.S. Ambassador to Burundi, Uganda and to the Holy See, President Emeritus of Sacred Heart University.

     Margaret M. Heckler, Eight term Congresswoman from the Massachusetts 10th District, former Secretary of the Department of Health and Human Services, former Ambassador to Ireland.

     Bowie K. Kuhn, former Commissioner of Baseball.

     Timothy J. May, Senior Partner, Patton Boggs, L.L.P.

     Thomas S. Monaghan, President, CEO and Chairman of the Board of Domino's Pizza, Inc.

     William A. Wilson, former (and first) U.S. Ambassador to the Holy See.

     Although he is not in any way connected with the Fund, His Eminence John Cardinal O'Connor is the Ecclesiastical Advisor to the Catholic Advisory Board.


The Administrator

     Eaton Vance serves as the Portfolio's administrator under an Administration Agreement and is responsible for managing the legal and business affairs of the Fund, subject to the supervision of the trustees. Eaton Vance's services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Portfolio's custodian and transfer agent, providing assistance in connection with the trustees' and shareholders' meetings and other administrative services necessary to conduct the Portfolio's business. Eaton Vance will not provide any investment management or advisory services to the Portfolio. For its services under the Administration Agreement, Eaton Vance receives a monthly administration fee at the annual rates (as a percentage of average daily net assets) set forth in the following table.

                         ANNUAL ADMINISTRATION FEE RATES

                Under $100 Million                  Over $100 Million
                ------------------                  -----------------

                      0.07%                             [0.04%]

     Eaton Vance, its affiliates and its predecessor companies have been primarily engaged in managing assets of individuals and institutional clients since 1924 and managing, administering and marketing mutual funds since 1931. Total assets under management are approximately $25 billion. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp. ("EVC"), a publicly-held holding company.


How the Portfolio Values its Shares

     The Portfolio values its shares once on each day the New York Stock Exchange ("NYSE") is open as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). If the Exchange closes early, these times are accelerated. The net asset value per share is determined by Investors Bank & Trust Company ("IBT"), the Portfolio's custodian (as agent for the Fund), with the assistance of Wright for securities that involve valuation problems. Such determination is accomplished by dividing the number of outstanding shares of the Portfolio into the value of the its net assets.

     Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Unlisted or listed securities, for which closing sale prices are not available, are valued at the mean between latest bid and asked prices. The Portfolio values foreign securities on the basis of quotations from the primary market in which they are traded, translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, the Portfolio values its assets by a method that the trustees believe accurately reflects fair value. On any day an international market is closed and the Exchange is open, the Portfolio will value its foreign securities, if any, at the prior day's close with the current day's exchange rate. Fixed income securities for which market quotations are readily available are valued on the basis of valuations supplied by a pricing service. Fixed income and equity securities for which market quotations are unavailable, restricted securities, and other assets are valued at their fair value as determined in good faith by or at the direction of the trustees.


How to Purchase and Redeem Shares

     Shares of the Portfolio are not offered to the public but may be purchased only by participating insurance companies for their Accounts allocable to Contracts. Within the limitations set forth in the appropriate Contract, Contractholders may direct a participating insurance company to purchase or redeem shares of the Portfolio. Instructions for any such purchase or redemption of shares must be made by a participating insurance company and Contractholders should not direct instructions or inquiries to the Portfolio.

     Subject to the foregoing, the Portfolio sells its shares to participating insurance companies without a sales charge at the net asset value per share next determined after the purchase order is received. The Portfolio reserves the right to reject any order for the purchase of its shares or to limit or suspend, without notice, the offering of its shares.

     Shares of the Portfolio may be redeemed on any day on which it is open for business. The Portfolio redeems its shares at the net asset value per share next determined after the redemption request is received from a participating insurance company. Proceeds of any redemption are delivered to the participating insurance company within seven days after receipt of the redemption request. The right to redeem shares of the Portfolio and to receive payment therefor may be suspended at times (a) when the securities markets are closed, other than customary weekend and holiday closings, (b) when trading is restricted for any reason, (c) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (d) when the Securities and Exchange Commission by order permits a suspension of the right of redemption or a postponement of the date of payment or redemption.

     Although the Portfolio normally intends to redeem shares in cash, it reserves the right to redeem shares by distributing securities in kind if deemed advisable by the trustees. The value of any portfolio securities distributed upon redemption will be determined in the manner as described under "How the Portfolio Values its Shares." If portfolio securities are distributed in lieu of cash, the shareholder will normally incur transaction costs upon the disposition of any such securities.


Distributions and Taxation

     The Portfolio is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio intends to qualify to be treated as a "regulated investment company" for federal income tax purposes under the Code. In order to so qualify, the Portfolio must meet certain requirements with respect to the sources of its income, the diversification of its assets, and the distribution of its income to shareholders. By so qualifying, the Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to shareholders in accordance with applicable timing requirements.

     It is the intention of the Portfolio to distribute substantially all its net investment income. Dividends from investment income are expected to be declared annually. However, the trustees may decide to declare dividends at other intervals. Dividends will be distributed in the form of additional full and fractional shares of the Portfolio and not in cash, but shareholders may redeem such shares for cash, as described above.

     All net realized long- or short-term capital gains of the Portfolio after reduction by capital losses, including any available capital loss carryforwards, if any, will be declared and distributed at least annually either during or after the close of the Portfolio's taxable year and will be reinvested in additional full and fractional shares of the Portfolio. The Portfolio may be subject to foreign withholding or other foreign taxes, with respect to income (possibly including, in some cases, capital gains) derived from securities of foreign issuers. U.S. income tax treaties with certain countries may eliminate or reduce the rates of these taxes. The Portfolio intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek a refund of amounts withheld in excess of the treaty rate.

     For a discussion of the tax treatment of Contractholders with respect to their Contracts, including the tax treatment of investment earnings of and withdrawals from the segregated accounts underlying such Contracts, reference should be made to the prospectus for the Contracts accompanying this Prospectus.


Performance Information

     From time to time, the Portfolio may publish its total return in advertisements and communications to shareholders. The Portfolio's total return is determined by computing the annual percentage change in value of $1,000 invested at net asset value for specified periods ending with the most recent calendar quarter. This computation assumes the re-investment of all distributions and complete redemption of the investment. The investment results of the Portfolio will change over time, and the Portfolio's past performance is not a prediction of future performance.

     Other investments, indices, indicators of economic activity or averages of mutual fund results may be cited or compared with the Portfolio's investment results. Rankings or listings by magazines, newspapers, other periodicals or independent statistical or rating services, such as Lipper Analytical Services, Inc. and Morningstar, Inc., may also be referenced.


Other Information About the Trust

     The Trust was established in April 1993 as a business trust under Massachusetts law. The Trust's shares of beneficial interest have no par value. Shares of the Trust may be issued in series or portfolios. The Trust currently has three portfolios. Each portfolio's shares may be issued in an unlimited number by the trustees. Each share of a portfolio represents an equal proportionate beneficial interest in that portfolio and, when issued and outstanding, the shares are fully paid and non-assessable by the Trust.
Shareholders are entitled to one vote for each full share held. Fractional shares may be voted in proportion to the amount of the net asset value of a portfolio which they represent. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees. Shares have no preemptive or conversion rights and are freely transferable. Upon liquidation of a portfolio, shareholders are entitled to share pro rata in the net assets of such portfolio.

     As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders. In such an event, the trustees then in office will call a shareholders' meeting for the election of trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the trustees will continue to hold office and may appoint successor trustees.

     The Trust's by-laws provide that no person shall serve as a trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The by-laws further provide that under certain circumstances the shareholders may call a meeting to remove a trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.

     The rights, if any, of Contractholders to vote the shares of a portfolio are governed by the relevant Contract. For information on such voting rights, see the prospectus describing the Contracts.

     Custodian and Transfer Agent. IBT, located at 200 Clarendon Street, Boston, Massachusetts 02116, acts as the Portfolio's custodian and transfer agent.

     Independent Auditors. Deloitte & Touche LLP, located at 125 Summer Street, Boston, Massachusetts 02110, serves as the Portfolio's independent auditors.

                                       Statement of Additional Information
                                                        September 15, 1998



                   CATHOLIC VALUES EQUITY INVESTMENT PORTFOLIO
                                   a series of
                    The Wright Managed Blue Chip Series Trust
                                24 Federal Street
                           Boston, Massachusetts 02110




                                Table of Contents

                                                                        PAGE
-------------------------------------------------------------------------------

               Additional Information about the Trust...................  2
               Additional Investment Information........................  2
               Investment Restrictions..................................  4
               Trustees, Officers and the Catholic Advisory Board.......  5
               Control Persons and Principal Holders of Shares..........  7
               Investment Advisory and Administrative Services..........  7
               Custodian................................................  8
               Independent Certified Public Accountants.................  8
               Brokerage Allocation.....................................  8
               Pricing of Shares........................................  9
               Taxes.................................................... 10
               Calculation of Performance and Yield Quotations.......... 11
               Appendix................................................. 12




This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the current Prospectus of the Wright Managed Blue Chip Series Trust (the "Trust") offering shares of the Catholic Values Equity Investment Portfolio (the "Portfolio"), dated September 15, 1998, as supplemented from time to time, which is incorporated herein by reference. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge from Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604 (Telephone:
888-974-9471).

Additional Information about the Trust

     Unless otherwise defined herein, capitalized terms have the meaning given them in the Prospectus.

     The Trust's Declaration of Trust may be amended with the affirmative vote of a majority of the outstanding shares of the Trust or, if only the interests of the Portfolio are affected, a majority of the Portfolio's outstanding shares. The trustees are authorized to make amendments to the Declaration of Trust that do not have a material adverse effect on the interests of shareholders. The Trust may be terminated (i) upon the sale of the Trust's assets to another investment company, if approved by the holders of two-thirds of the outstanding shares of the Trust, except that if the Trustees recommend such sale of assets, the approval by the vote of a majority of the Trust's outstanding shares will be sufficient, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by a majority of its Trustees or by the vote of a majority of the Trust's outstanding shares. If not so terminated, the Trust may continue indefinitely.

     The Trust's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Trust has been advised by counsel that the risk of any shareholder incurring any liability for the obligations of a Trust is extremely remote. The Trust's investment adviser does not consider this risk to be material.


Additional Investment Information

Description of Investments

     U.S. Government, Agency and Instrumentality Securities - U.S. Government securities in which the Portfolio may invest are short-term obligations issued by the Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association ( "GNMA"), the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association ( "FNMA").

     The Portfolio has no current intention of investing in securities issued by GNMA or FNMA or in any other mortgage-backed securities.

     Repurchase Agreements - involve purchase of U.S. Government securities. At the same time the Portfolio purchases the security, it resells it to the vendor (a member bank of the Federal Reserve System or recognized securities dealer that meets Wright credit standards), and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. The resale price exceeds the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Portfolio to earn a return on cash which is only temporarily available. The Portfolio's risk is the ability of the vendor to pay an agreed-upon sum upon the delivery date. The Portfolio believes this risk is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement.

     Repurchase agreements must be fully collateralized at all times. In the event of a default or bankruptcy by a vendor under a repurchase agreement, the Portfolio will seek to liquidate such collateral. However, the exercise of the right to liquidate such collateral could involve certain costs, delays and restrictions and is not ultimately assured. To the extent that proceeds from any sale upon a default of the obligations to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

     In all cases when entering into repurchase agreements with other than FDIC-insured depository institutions, the Portfolio will take physical possession of the underlying collateral security, or will receive written confirmation of the purchase of the collateral security and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or will be the recorded owner of the collateral security through the Federal Reserve Book-Entry System.

     Short-Term Investments - The Portfolio may invest in the following types of short-term obligations to the extent set forth in the Prospectus:

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     Bankers' Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short-term credit needs. Commercial paper acquired by the Portfolio must, at the date of investment, be rated A-1 by Standard & Poor's Ratings Group ( "S&P") or P-1 by Moody's Investors Service, Inc. ( "Moody's"), or, if not rated by such rating organizations, be deemed by the trustees to be of comparable quality.

     Finance Company Paper - refers to promissory notes issued by finance companies in order to finance their short-term credit needs. Finance company paper must have the same ratings as commercial paper at the time of purchase. See "Commercial Paper" above.

     Corporate Obligations - include bonds and notes issued by corporations and other entities in order to finance short-term credit needs. Corporate obligations and other debt instruments in which the Portfolio may invest must, at the date of investment, be rated AA or better by S&P or Aa or better by Moody's or, if not rated by such rating organizations, be deemed by the trustees to be of comparable quality.

     "When Issued" Securities - Securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in terms of yield to maturity, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities may take place at a later date. Normally, the settlement date occurs 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. To the extent that assets of the Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income; however, the Portfolio intends to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that such securities will be purchased for the Portfolio with the purpose of actually acquiring them unless a sale appears to be desirable for investment reasons.

     At the time a commitment to purchase securities on a when-issued basis is made for the Fund, the transaction will be recorded and the value of the security reflected in determining the Portfolio's net asset value. The Portfolio will establish a segregated account with its Custodian in which the Portfolio will maintain cash and liquid securities equal in value to commitments for when-issued securities. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Portfolio's when-issued commitments. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

     Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates. (Thus, both positions will change in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise.) Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the market value of the Portfolio's net assets than if only cash were set aside to pay for when-issued securities.

     The Portfolio has no current intention of investing in when-issued securities.

     Illiquid and Restricted Securities - The Portfolio may purchase securities that are not registered ( "restricted securities") under the Securities Act of 1933 ( "1933 Act"), including securities offered and sold to "qualified institutional buyers' under Rule 144A under the 1933 Act. However, the Portfolio will not invest more than 15% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities. If the value of the Portfolio's illiquid investments increased to more than 15% of net assets, Wright would begin reducing these investments in an orderly manner to the extent necessary to comply with the 15% limit. If the Board of Trustees determines, based upon a continuing review of the trading markets for specific Rule 144A securities, that they are liquid, then such securities may be purchased without regard to the 15% limit. The trustees may adopt guidelines and delegate to Wright the daily function of monitoring and determining the liquidity of restricted securities. The trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The trustees will carefully monitor the Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information.

     The Portfolio may acquire other restricted securities including securities for which market quotations are not readily available. These securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair market value as determined in good faith by the Trust's trustees. The Portfolio does not currently intend to purchase restricted securities.

     Lending Portfolio Securities - The Portfolio may seek to increase income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Securities and Exchange Commission, such loans are required to be secured continuously by collateral in cash or liquid securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. The Portfolio does not currently intend to engage in securities loans.

     Warrants and Convertible Securities - Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Portfolio's investments in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration dates. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities. Convertible debt securities in which the Portfolio may invest must, at the date of investment, be rated AA or better by S&P or Aa or better by Moody's or, if not rated by one of these rating organizations, be deemed by the trustees to be of comparable quality.

     Interest Rate Risk - The market value of the U.S. Government securities, short-term investments and convertible securities in which the Portfolio may invest varies inversely with changes in the prevailing levels of interest rates. For example, if interest rates rise after one of the foregoing securities has been purchased, the value of the security would decline.

     Short Sales - The Portfolio may engage in short sales in order to profit from an anticipated decline in the value of a security. The Portfolio may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which Wright believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Portfolio must borrow the security sold short to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced the Portfolio is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Portfolio may only make short sales "against the box," meaning that the Portfolio either owns the securities sold short or, by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

     The Portfolio has no current intention of engaging in short sales.

     Financial Futures Contracts and Related Options - The Portfolio does not currently intend to purchase or sell financial futures contracts or related options.


Investment Restrictions

     The following investment restrictions have been adopted by the Portfolio and may be changed only by the vote of a majority of the Portfolio's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the Portfolio if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Portfolio. Accordingly, the Portfolio may not:

     (1) With respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940. In addition, the Portfolio may not issue bonds, debentures or senior equity securities, other than shares of beneficial interest;

     (3) Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

     (4) Underwrite or participate in the marketing of securities of others;

     (5) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Portfolio's total assets, at market value at the time of such investment (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

     (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

     (7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities, except that the Portfolio may purchase and sell financial futures contracts, options on financial futures contracts and all types of currency contracts; or

     (8) Make  loans  to any  person  except  by (a)  the  acquisition  of  debt
         securities  and  making   portfolio   investments   (b)  entering  into
         repurchase agreements or (c) lending portfolio securities.

     Notwithstanding the investment policies and restrictions of the Fund, the Portfolio may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Portfolio.

     The Portfolio has adopted the following investment policy which may be changed without approval by the Portfolio's shareholders. As a matter of nonfundamental policy, the Portfolio will not invest more than 15% of net assets in illiquid investments.

     Except for the Portfolio's investment policy with respect to borrowing money, if a percentage restriction contained in the Portfolio's investment policies is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the Portfolio's net assets will not be considered a violation of such restriction.


Trustees, Officers and the
Catholic Advisory Board

Trustees and Officers

     The trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, Wright, The Winthrop Corporation ( "Winthrop"), Eaton Vance, Eaton Vance's wholly owned subsidiary, Boston Management and Research ("BMR"), Eaton Vance's parent company, Eaton Vance Corp. ( "EVC"), or Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ( "EV") by virtue of their affiliation with either the Trust, Wright, Winthrop, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

PETER M. DONOVAN (55), President and Trustee*
President, Chief Executive Officer and Director of Wright and Winthrop; Vice President, Treasurer and a Director of Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

H. DAY BRIGHAM, JR. (71), Vice President, Secretary and Trustee*
Retired, Vice President, Chairman of the Management Committee and Chief Legal Officer of Eaton Vance, BMR, EVC and EV and Director of EV and EVC; Director of Wright and Winthrop since February, 1997.
Address: 92 Reservoir Avenue, Chestnut Hill, MA 02167

JUDITH R. CORCHARD (59), Vice President and Trustee*
Executive Vice President, Investment Management: Senior Investment Officer; Chairman of the Investment Committee and Director of Wright and Winthrop. Ms. Corchard was appointed a Trustee of the Trust on December 10, 1997.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

WINTHROP S. EMMET (87), Trustee
Retired New York City Attorney at Law; Trust Officer, First National City Bank, New York, NY (1963-1971).
Address: Box 327, West Center Road, West Stockbridge, MA 01266

LELAND F. MILES (74), Trustee
President  Emeritus,   University  of  Bridgeport   (1987-present);   President,
University of Bridgeport (1974-1987); Director, United Illuminating Company.
Address: 332 North Cedar Road, Fairfield, CT 06430

A.M. MOODY, III (61), Vice President & Trustee*
Senior Vice President, Wright and Winthrop; President, Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

LLOYD F. PIERCE (79), Trustee
Retired Vice Chairman (prior to 1984 - President), People's Bank, Bridgeport, CT; Member, Board of Trustees, People's Bank, Bridgeport, CT; Board of Directors, Southern Connecticut Gas Company; Chairman, Board of Directors, COSINE.
Address: 140 Snow Goose Court, Daytona Beach, FL 32119

RICHARD E. TABER (49), Trustee
Chairman and Chief Executive Officer of First County Bank, Stamford, CT (1989-present). Mr.Taber was appointed a Trustee of the Trust on March 18, 1997.
Address: 117 Prospect Street, Stamford, CT 06904

RAYMOND VAN HOUTTE (73), Trustee
President Emeritus and Counselor of The Tompkins County Trust Company, Ithaca, NY (since January 1989); President and Chief Executive Officer, The Tompkins County Trust Company (1973-1988); President, New York State Bankers Association (1987-1988); Director, McGraw Housing Company, Inc., Deanco, Inc., Evaporated Metal Products and Ithaco, Inc.
Address: One Strawberry Lane, Ithaca, NY 14850

JAMES L. O'CONNOR (53), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

JANET E. SANDERS (62), Assistant Secretary and Assistant Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

WILLIAM J. AUSTIN, JR. (46), Assistant Treasurer
Assistant Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994; employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

     All of the trustees and officers hold identical positions with The Wright Managed Equity Trust, The Wright Managed Income Trust, The Wright EquiFund Equity Trust, The Wright Blue Chip Master Portfolio Trust and Catholic Values Investment Trust. Each trustee who is not an employee of Wright, Winthrop, Eaton Vance, its parents or subsidiaries, including Mr. Brigham, receives annual compensation from the Trust. The trustees who are employees of Wright receive no compensation from the Trust. Non-affiliated trustees, including Mr. Brigham, also receive additional payments from other investment companies for which Wright provides investment advisory services. The Trust does not have a retirement plan for the trustees. The Portfolio will not compensate the Trustees for serving on the Board during the current fiscal year. See the "Compensation Table" on the next page.

     The Board of Trustees has established an Independent Trustees' Committee consisting of all of the Independent Trustees, who are Messrs. Emmet, Miles, Pierce (Chairman), Taber and Van Houtte. The responsibilities of the Independent Trustees" Committee include those of an audit committee of the financial governance of the Trust, a nominating committee for additional or replacement trustees of the Trust and a contract review committee for consideration of renewals or changes in the investment advisory agreements, distribution agreements and distribution plans and other agreements as appropriate.


Catholic Advisory Board

     The members of the Catholic Advisory Board and their principal occupations during the past five years are set forth below. Each member of the Catholic Advisory Board may be contacted at the following address: The Wright Managed Blue Chip Series Trust, 24 Federal Street, Boston, Massachusetts 02110.

THOMAS P. MELADY (71), Chairman. Former U.S. Ambassador to Burundi and to the Holy See, President Emeritus of Sacred Heart University, author of 14 books and numerous articles.

MARGARET M. HECKLER (66), Eight term Congresswoman from the Massachusetts 10th District, former Secretary of the Department of Health and Human Services, former Ambassador to Ireland.

BOWIE K. KUHN (71), former Commissioner of Baseball.

TIMOTHY J. MAY (65), Senior Partner, Patton Boggs, L.L.P.

THOMAS S. MONAGHAN (61), President, CEO and Chairman of the Board of Domino's Pizza, Inc.

WILLIAM A. WILSON (83), former (and first) U.S. Ambassador to the Holy See.

     The members of the Catholic Advisory Board are paid by the Portfolio. The Trust does not have a retirement plan for the Catholic Advisory Board members. The Catholic Advisory Board members serve the Portfolio and the Catholic Values Investment Trust. The Portfoio will not compensate Catholic Advisory Board members for servicing during the current fiscal year. See the following "Compensation Table."



                               COMPENSATION TABLE

                                  Aggregate              Pension or           Estimated Annual              Total
                              Compensation from      Retirement Benefits        Benefits Upon           Compensation
Trustees                      the Portfolio(1)             Accrued               Retirement                Paid(2)
------------------------------------------------------------------------------------------------------------------------------

H. Day Brigham, Jr.                 None                    None                    None                   $6,000
Winthrop S. Emmet                   None                    None                    None                   $7,000
Leland Miles                        None                    None                    None                   $6,250
Lloyd F. Pierce                     None                    None                    None                   $7,000
Richard E. Taber                    None                    None                    None                   $5,000
Raymond Van Houtte                  None                    None                    None                   $7,000

---------------------------------------------------------------------------------------------------------------------------------

(1) These  compensation  amounts are estimated for the  Portfolio's  fiscal year ending December 31, 1998.
(2) Total  compensation paid is for the year ended December 31, 1997 and includes service on the then-existing  boards in the Wright
    Portfolio complex (24 funds).



                                  Aggregate              Pension or           Estimated Annual              Total
Catholic Advisory             Compensation from      Retirement Benefits        Benefits Upon           Compensation
Board Members                 the Portfolio(1)             Accrued               Retirement                Paid(2)
--------------------------------------------------------------------------------------------------------------------------------

 Thomas P. Melady                    None                    None                    None                   $2,000
 Margaret M. Heckler                 None                    None                    None                   $2,000
 Bowie K. Kuhn                       None                    None                    None                   $2,000
 Timothy J. May*                     None                    None                    None                    None
 Thomas S. Monaghan                  None                    None                    None                   $2,000
 William A. Wilson                   None                    None                    None                   $2,000

----------------------------------------------------------------------------------------------------------------------------------

(1) These  compensation  amounts are estimated for the  Portfolio's  fiscal year ending December 31, 1998.
(2) Total compensation paid is for the year ended December 31, 1997 and includes service only on Catholic Values Investment Trust's advisory board.
 *  Mr. May was appointed to the Catholic Advisory Board for Catholic Values Investment Trust on December 2, 1997.



Control Persons and
Principal Holders of Shares

     As of the date of this Statement of Additional Information, the outstanding shares of the Portfolio are owned by the Adviser [xxx, an affiliate of the Adviser].



Investment Advisory and
Administrative Services

     The Portfolio has engaged Wright to act as the Portfolio's investment adviser pursuant to an Investment Advisory Contract (the "Investment Advisory Contract"). Wright, acting under the general supervision of the trustees, furnishes the Portfolio with investment advice and management services, as described below. The estate of John Winthrop Wright may be considered a controlling person of Wright's parent, Winthrop, and Wright by reason of its ownership of 29% of the outstanding shares of Winthrop.

     Pursuant to the Investment Advisory Contract, Wright will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged in consultation with the Catholic Advisory Board, and will implement such determinations. Wright will be solely responsible for evaluating the investment merits of the Portfolio's portfolio investments. Wright will furnish to the Portfolio investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or trustees. In return for these services, the Portfolio is obligated to pay a monthly advisory fee calculated at the rates set forth in the Portfolio's current Prospectus.

     The Portfolio has engaged Eaton Vance to act as its administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, Eaton Vance receives monthly administration fees at the annual rates set forth in the Portfolio's current Prospectus.

     Eaton Vance and EV are both wholly owned subsidiaries of EVC. BMR is a wholly owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John
M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes and Rowland, and Alan R. Dynner, Thomas E. Faust, Jr., William
M. Steul, and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of March 31, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts, Messrs. Rowland and Faust owned 15% and 13%, respectively, and Messrs. Dynner, Steul and Whitaker owned 8% of such voting trust receipts. Messrs. Austin, Murphy, O'Connor and Woodbury and Ms. Sanders are officers of the Trust and are also members of the Eaton Vance, BMR and EV organizations. Eaton Vance will receive the fees paid under the Administration Agreement.

     Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management.
EVC, EV, Eaton Vance and BMR may also enter into other businesses.

     The Portfolio will be responsible for all of its expenses not expressly stated to be payable by Wright under its Investment Advisory Contract or by Eaton Vance under its Administration Agreement, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the Portfolio's net asset value and keeping the Portfolio's books; the cost of share certificates; membership dues to investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; expenses of trustees not affiliated with Eaton Vance or Wright; [distribution expenses incurred pursuant to the Portfolio's distribution plan (if any);] and investment advisory and administration fees. The Portfolio will also bear expenses incurred in connection with litigation in which the Portfolio is a party and the legal obligation the Portfolio may have to indemnify the officers and trustees of the Trust with respect thereto.

     The Portfolio's Investment Advisory Contract and Administration Agreement will remain in effect until February 28, 2000. The Investment Advisory Contract may be continued from year to year thereafter so long as such continuance after February 28, 2000 is approved at least annually (i) by the vote of a majority of the trustees who are not "interested persons" of the Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the board of trustees or by vote of a majority of the outstanding shares of the Portfolio. The Portfolio's Administration Agreement may be continued from year to year after February 28, 2000 so long as such continuance is approved annually by the vote of a majority of the trustees. Each agreement may be terminated at any time without penalty on sixty (60) days written notice by the board of trustees or directors of either party, or by vote of the majority of the outstanding shares of the Portfolio. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Portfolio under such agreement on the part of Eaton Vance or Wright, Eaton Vance or Wright will not be liable to the Portfolio for any loss incurred.


Custodian


     IBT, 200 Clarendon Street, Boston, MA 02116, acts as custodian for the Portfolio. IBT has the custody of all cash and securities of the Portfolio, maintains the Portfolio's general ledgers and computes the daily net asset value per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all Portfolios and performs various other ministerial duties upon receipt of proper instructions from the Portfolio.


Independent Certified Public Accountants

     Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110-1617, is the Trust's independent certified public accountant, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


Brokerage Allocation

     Wright places the portfolio security transactions for the Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments and other investment advisory accounts. Wright seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, Wright will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.

     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, the Portfolio may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to Wright for its use in servicing its advisory accounts. The Portfolio may include firms which purchase investment services from Wright. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to Wright in servicing all or less than all of its accounts and the services and information furnished by a particular firm may not necessarily be used in connection with the account which paid brokerage commissions to such firm. The advisory fee paid by the Portfolio to Wright is not reduced as a consequence of Wright's receipt of such services and information. While such services and information are not expected to reduce Wright's normal research activities and expenses, Wright would, through use of such services and information, avoid the additional expenses which would be incurred if it should attempt to develop comparable services and information through its own staff.

     Subject to the requirement that Wright shall use its best efforts to seek to execute the Portfolio's portfolio security transactions at advantageous prices and at reasonably competitive commission rates, Wright, as indicated above, is authorized to consider as a factor in the selection of any broker-dealer firm with whom the Portfolio's portfolio orders may be placed the fact that such firm has sold or is selling shares of the Portfolio or of other investment companies sponsored by Wright. This policy is consistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

     Under the Portfolio's Investment Advisory Contract, Wright has the authority to pay commissions on portfolio transactions for brokerage and research services exceeding that which other brokers or dealers might charge provided certain conditions are met. This authority will not be exercised, however, until the Prospectus or this Statement of Additional Information has been supplemented or amended to disclose the conditions under which Wright proposes to do so.


     The Investment Advisory Contract expressly recognizes the practices which are provided for in Section 28(e) of the Securities Exchange Act of 1934 by authorizing the selection of a broker or dealer which charges the Portfolio a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if it is determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services which have been provided.


Pricing of Shares

     For a description of how the Portfolio values its shares, see "How the Portfolio Values its Shares" in the Portfolio's current Prospectus. The Portfolio values securities with a remaining maturity of 60 days or less by the amortized cost method. The amortized cost method involves initially valuing a security at its cost (or its fair market value on the sixty-first day prior to maturity) and thereafter assuming a constant amortization to maturity of any discount or premium, without regard to unrealized appreciation or depreciation in the market value of the security.

     The Portfolio values foreign securities, if any, on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Portfolio's net asset value.

     The Portfolio will not price its securities on the following national holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

Taxes

     In order to qualify as a regulated investment company as described in the Prospectus, the Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options and forward contracts) derived with respect to its business of investing in such stocks or securities and (2) diversify its holdings in compliance with the diversification requirements of Subchapter M of the Code so that, at the end of each quarter of the Portfolio's taxable year,
(a) at least 50% of the market value of the Portfolio's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to not more than 5% of the value of the Portfolio's total (gross) assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in securities of any one issuer (other than U.S. Government securities) or certain other issuers controlled by the Portfolio.

     As a regulated investment company, the Portfolio will not be subject to federal income tax on net investment income and net capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its investment company taxable income (i.e., all of its net taxable income other than the excess, if any, of net long-term capital gain over net short-term capital loss ("net capital gain"), for the taxable year is distributed in accordance with applicable timing requirements, but will be subject to tax at regular corporate rates on any investment company taxable income or net capital gain that is not so distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been received by shareholders on December 31, if the dividend is paid in the following January. The Portfolio intends to satisfy the distribution requirement in each taxable year. The Portfolio's distributions from investment company taxable income and net capital gain are generally treated as ordinary income and long-term capital gain, respectively, under the Code. Insurance companies should consult their own tax advisers regarding the tax rules governing their treatment upon receipt of these distributions and the proceeds of share redemptions (including exchanges).

     The Portfolio will not be subject to federal excise tax or the related distribution requirements for any taxable year in which all of its shares are held by segregated asset accounts of life insurance companies held in connection with variable contracts or are attributable to certain "seed money" in accordance with Section 4982(f) of the Code.

     Investment by the Portfolio in the stock of a "passive foreign investment company" may cause the Portfolio to recognize income prior to the receipt of distributions from such a company or to become subject to tax upon the receipt of certain excess distributions from, or upon disposition of its stock of, such a company, although an election may generally be available that would ameliorate some of these adverse tax consequences.

     The Portfolio intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account and, because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, the assets of the Portfolio, that may be represented by any one, two, three and four investments. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the Portfolio to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectus, including inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

     The Trust may therefore find it necessary to take action to seek to ensure that a Contract continues to qualify as a Contract under federal tax laws, although the insurance company that maintains each segregated asset account is responsible for ensuring that the assets held in that account satisfy the diversification requirements of Section 817(h) of the Code and the applicable regulations and the Trust itself can control only the assets held within the Portfolio. The Trust, for example, may be required to alter the investment objectives of the Portfolio or substitute the shares of one portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected portfolio. Failure by the Portfolio to qualify as a regulated investment company would also subject the Portfolio to federal and possibly state taxation of its income and gains, whether or not distributed to shareholders, and distributions would generally be treated as ordinary income to the extent of the Portfolio's current or accumulated earnings and profits.

     The Portfolio is not subject to Massachusetts corporate excise or franchise tax. Provided that the Portfolio qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.


Calculation of Performance
and Yield Quotations

     The average annual total return of the Portfolio is determined for a particular period by calculating the actual dollar amount of investment return on a $1,000 investment in the Portfolio made at the maximum public offering price (i.e. net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Portfolio during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     The yield of the Portfolio is computed by dividing its net investment income per share earned during a recent 30-day period by the maximum offering price (i.e. net asset value) per share on the last day of the period and analyzing the resulting figure. Net investment income per share is equal to the Portfolio's dividends and interest earned during the period, with the resulting number being divided by the average daily number of shares outstanding and entitled to receive dividends during the period.

     The Portfolio's yield is calculated according to the following formula:
                             6
     Yield =  2  [( a-b  +  1)  - 1]
                    ---
                    cd

Where:

     a = dividends and interest earned during the period.
     b = expenses  accrued for the period (after  reductions).
     c = the average daily number of shares outstanding during the period. d = the net asset value per share on the last day of the period.

     Yield and effective yield will be based on historical earnings and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses. The Portfolio's yield or total return may be compared to the Consumer Price Index and various domestic securities indices. The Portfolio's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

     From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Portfolio may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. In addition, the performance of the Portfolio may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if the Portfolio is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

     In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature, or in reports to shareholders of the Portfolio.

APPENDIX

-------------------------------------------------------------------------------


Wright Quality Ratings

     Wright Quality Ratings provide the means by which the fundamental criteria for the measurement of quality of an issuer's securities can be objectively evaluated.

     Each rating is based on 32 individual measures of quality grouped into four components: (1) Investment Acceptance, (2) Financial Strength, (3) Profitability and Stability, and (4) Growth. The total rating is three letters and a numeral. The three letters measure (1) Investment Acceptance, (2) Financial Strength, and
(3) Profitability and Stability. Each letter reflects a composite measurement of eight individual standards which are summarized as A: Outstanding, B: Excellent,
C: Good, D: Fair, L: Limited, and N: Not Rated. The numeral rating reflects Growth and is a composite of eight individual standards ranging from 0 to 20.


Equity Securities

     Investment Acceptance reflects the acceptability of a security by and its marketability among investors, and the adequacy of the floating supply of its common shares for the investment of substantial funds.

     Financial Strength represents the amount, adequacy and liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratio of invested equity capital to debt, the adequacy of net working capital, its fixed charges coverage ratio and other appropriate criteria.

     Profitability and Stability measures the record of a corporation's management in terms of (1) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (2) the profits or losses of the corporation during generally adverse economic periods, including its ability to withstand adverse financial developments.

     Growth per common share of the corporation's equity capital, earnings, and dividends - rather than the corporation's overall growth of dollar sales and income.

     These ratings are determined by specific quantitative formulae. A distinguishing characteristic of these ratings is that The Wright Investment Committee must review and accept each rating. The Committee may reduce a computed rating of any company, but may not increase it.


Debt Securities

     Wright ratings for commercial paper, corporate bonds and bank certificates of deposit consist of the two central positions of the four position alphanumeric corporate equity rating. The two central positions represent those factors which are most applicable to fixed income and reserve investments. The first, Financial Strength, represents the amount, the adequacy and the liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratios of (a) invested equity capital, and (b) long-term debt, total of corporate capital, the adequacy of net working capital, fixed charges coverage ratio and other appropriate criteria. The second letter represents Profitability and Stability and measures the record of a corporation's management in terms of:
(a) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (b) the profits and losses of the corporation during generally adverse economic periods, and its ability to withstand adverse financial developments.

     The first letter rating of the Wright four-part alphanumeric corporate rating is not included in the ratings of fixed-income securities since it primarily reflects the adequacy of the floating supply of the company's common shares for the investment of substantial funds. The numeric growth rating is not included because this element is identified only with equity investments.


A-1 and P-1 Commercial Paper Ratings
by S&P and Moody's

     An S&P Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     `A': Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The `A-1' designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information.

     Issuers (or related  supporting  institutions)  rated P-1 by

Moody's have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

     -  Leading market positions in well-established industries.

     -  High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.


Bond Ratings

     In addition to Wright quality ratings, bonds or bond insurers may be expected to have credit risk ratings assigned by the two major rating companies, Moody's and S&P. Moody's uses a nine-symbol system with Aaa being the highest rating and C the lowest. S&P uses a 10-symbol system that ranges from AAA to D. Bonds within the top four categories of Moody's (Aaa, Aa, A and Baa) and of S&P (AAA, AA, A and BBB) are considered to be of investment-grade quality. Note that both S&P and Moody's currently give their highest rating to issuers insured by the American Municipal Bond Assurance Corporation (AMBAC) or by the Municipal Bond Investors Assurance Corporation (MBIA).

     Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher-rated categories. The rating of AA is accorded to issues where the capacity to pay principal and interest is very strong and they differ from AAA issues only in small degree. The AAA rating indicates an extremely strong capacity to pay principal and interest.

     Bonds rated A by Moody's are judged by Moody's to possess many favorable investment attributes and are considered as upper medium grade obligations. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater degree or there may be other elements present which make the long-term risks appear somewhat larger. Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers.

Note Ratings

     In addition to Wright quality ratings, municipal notes and other short-term loans may be assigned ratings by Moody's or S&P.

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. the designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics.
An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                                     PART C

                                Other Information


Item 24. Financial Statements and Exhibits

     (a) Financial Statements

            Not Applicable


     (b) Exhibits:

         (1)  (a) Amended and Restated  Declaration of Trust dated September
                  16, 1993 filed as Exhibit (1)(a) to Post Effective Amendment No. 4 filed April 29, 1997 and incorporated herein by reference.
              (b) Form of Amended and Restated Establishment and Designation of
                  Series of Shares dated June 24, 1998, filed as Exhibit (1)(b) herewith.

         (2) (a) By-laws filed as Exhibit (2) to Post Effective Amendment No.4 filed April 29, 1997 and incorporated herein by reference.
              (b) Amendment to By-laws dated June 24, 1998, filed herewith as
                  Exhibit (2)(b).

         (3)  Not Applicable

         (4)  Not Applicable

         (5) (a) Investment Advisory Contract dated August 10, 1993 between the Registrant and Wright Investors' Service filed as Exhibit
                  (5)(a) to Post-Effective Amendment No.3 filed April 29, 1996 and incorporated herein by reference.
              (b) Form of Investment Advisory Contract between the Registrant on behalf of Catholic Values Equity Investment Portfolio and Wright Investors' Service, Inc., filed herewith as
                  Exhibit (5)(b).
              (c) Amended  and  Restated  Administration  Agreement  between the
                  Registrant and Eaton Vance Management dated February 1, 1998 filed as Exhibit (5)(b) to Post-Effective Amendment No. 5 on April 29,1998 and incorporated herein by reference.
              (d) Form of Revised Schedules A and B to the Amended and Restated
                  Administration Agreement between the Registrant and Eaton Vance Management, filed herewith as Exhibit (5)(d).

         (6)  Not Applicable

         (7)  Not Applicable

         (8)  (a) Custodian  Agreement  dated  August  10,  1993  with
                  Investors Bank & Trust Company filed as Exhibit (8)(a) to Post-Effective Amendment No. 3 filed April 29, 1996 and incorporated herein by reference.
              (b) Amendment  dated  September  20,  1995  to  Master   Custodian
                  Agreement filed as Exhibit (8)(b) to Post-Effective Amendment No. 3 filed April 29, 1996 and incorporated herein by reference.
              (c) Form of Letter Agreement to Master Custodian Agreement filed herewith as Exhibit (8)(c).


         (9) Service Agreement dated February 1, 1996 between Wright Investors' Service, Inc. and The Winthrop Corporation filed as Exhibit (9) to Post-Effective Amendment No. 3 filed April 29, 1996 and incorporated herein by reference.

        (10)  Opinion of Hale and Dorr LLP dated June 24, 1998 filed as Exhibit
              (10) herewith.

        (11)  Not Applicable.

        (12)  Not Applicable

        (13)  Not Applicable

        (14)  Not Applicable

        (15)  Not Applicable

        (16) The Performance Information of the Registrant is Incorporated by Reference from Part B, the Statement of Additional Information.

        (17) Power of Attorney dated March 25, 1998 filed as Exhibit (17) to Post-Effective Amendment No. 5 on April 29, 1998 and incorporated herein by reference.



Item 25.  Persons Controlled By or Under Common Control with Registrant

Not Applicable



Item 26.  Number of Holders of Securities

       Title of Class             Number of Record Holders as of June 22, 1998
-------------------------------------------------------------------------------

      Shares of Beneficial Interest
         Wright Selected Blue Chip Portfolio (WSBCP)                 1
         Wright International Blue Chip Portfolio (WIBCP)            1
         Catholic Values Equity Investment Portfolio                 -
-------------------------------------------------------------------------------



Item 27.  Indemnification

Except for the Amended and Restated Declaration of Trust dated September 16, 1993 establishing the Registrant as a Trust under Massachusetts law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration of Trust provides that no Trustee or officer will be indemnified against any liability of which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

Item 28.  Business and Other Connections of Investment Adviser

Reference is made to the information set forth under the caption "Management of the Trust" in the Statement of Additional Information, which information is incorporated herein by reference.



Item 29.  Principal Underwriter

Not Applicable.




Item 30.  Location of Accounts and Records

All applicable  accounts,  books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 24 Federal Street, Boston, MA 02110 or of the investment adviser, Wright Investors' Service, Inc, 1000 Lafayette Boulevard, Bridgeport, CT 06604. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Registrant's administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service, Inc.




Item 31.  Management Services

Not Applicable




Item 32.  Undertakings

The annual report also contains performance information and is available to any recipient of the Prospectus upon request and without charge by writing to the Wight Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bridgeport, and State of Connecticut on the 24th day of June, 1998.

                                     THE WRIGHT MANAGED BLUE CHIP SERIES TRUST


                                      By:     /s/ Peter M. Donovan
                                         ----------------------------------
                                               Peter M. Donovan, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the 24th day of June, 1998.

SIGNATURE                                     TITLE
-------------------------------------------------------------------------------

/s/ Peter M. Donovan                      President
------------------           (Principal Executive Officer & Trustee)
Peter M. Donovan

James L. O'Connor*                  Treasurer and Principal
------------------            Financial and Accounting Officer
James L. O'Connor

H. Day Brigham, Jr.*                        Trustee
----------------------
H. Day Brigham, Jr.

Judith R. Corchard*                         Trustee
----------------------
Judith R. Corchard

Winthrop S. Emmet*                          Trustee
----------------------
Winthrop S. Emmet

Leland F. Miles*                            Trustee
----------------------
Leland F. Miles

/s/A.M.Moody III                            Trustee
---------------------
A. M. Moody III

Lloyd F. Pierce*                            Trustee
---------------------
Lloyd F. Pierce

Richard E.Taber*                            Trustee
---------------------
Richard E. Taber

Raymond Van Houtte*                         Trustee
---------------------
Raymond Van Houtte

* By: /s/ Peter M. Donovan
-------------------------
Peter M. Donovan
Attorney-in-Fact

                                  Exhibit Index


     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to General Instructions E of Form N-1A.


                                                                     Page in
                                                                    Sequential
                                                                    Numbering
Exhibit No.       Description                                       System
------------------------------------------------------------------------------

   (1) (b) Form of Amended and Restated Establishment and Designation of Series of Shares.

   (2) (b)        Amendment to By-laws dated June 24, 1998.

   (5) (b) Form of Investment Advisory Contract between the Registrant on behalf of Catholic Values Equity Investment Portfolio and Wright Investors' Service, Inc.

   (5) (d) Form of Revised Schedules A and B to Amended and Restated Administration Agreement between the Registrant and Eaton Vance Management dated February 1, 1998.

   (8) (c)        Form of Letter Agreement to Master Custodian Agreement.


  (10)            Opinion of Hale and Dorr LLP dated June 24, 1998